Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents	$ 86,974	$ 65,470	$ 32,451
Marketable securities	294,472	224,938
Receivable from collaboration partner			200,000
Accounts receivable			238
Prepaid expenses and other current assets	4,037	2,768	285
Total current assets	385,483	293,176	232,974
Property and equipment, net	33,861	10,937	2,834
Operating lease right-of-use assets	28,765
Restricted cash	1,472	1,472
Other assets	149	2,774	252
TOTAL ASSETS	449,730	308,359	236,060
CURRENT LIABILITIES:
Accounts payable	258	126	1,140
Accrued clinical supply costs	6,412	4,463	3,820
Accrued liabilities	16,546	8,439	3,455
Deferred revenue, current portion	29,527	34,905	18,978
Deferred rent, current portion		15	10
Operating lease liabilities, current portion	5,975
Total current liabilities	58,718	47,948	27,403
Deferred revenue, long-term portion	129,875	139,715	183,150
Deferred rent, long-term portion		7,478	41
Operating lease liabilities, long-term portion	42,141
Other long-term liabilities	409	96	14
TOTAL LIABILITIES	231,143	195,237	210,608
Commitments and Contingencies
Convertible preferred stock		210,520	77,485
STOCKHOLDERS' DEFICIT:
Common stock, par value	7	1	1
Additional paid-in capital	407,647	17,078	10,153
Accumulated other comprehensive income (loss)	226	(42)
Accumulated deficit	(189,293)	(114,435)	(62,187)
TOTAL STOCKHOLDERS' DEFICIT	218,587	(97,398)	(52,033)
TOTAL LIABILITIES, CONVERTIBLE PREFERRED STOCK, AND STOCKHOLDERS' DEFICIT	$ 449,730	$ 308,359	$ 236,060